COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total rental expenses for all operating leases	$ 92,210	¥ 641,945	¥ 253,823
Future minimum lease payments under non-cancellable operating leases
2020	97,302			¥ 677,397
2021	73,088			508,827
2022	38,161			265,671
2023	15,065			104,882
2024 and thereafter	5,049			35,147
Total	$ 228,665			¥ 1,591,924